Revenue	12 Months Ended
Dec. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Revenue
4.	Revenue

Revenue by type of good or service

	2016	2017	2018
In-store revenue	12,668	15,434	15,595
Platform services revenue	180,937	296,350	488,995
Platform fulfilment revenue	48,511	74,182	97,794
	242,116	385,966	602,384

In-store

The Group has a single performance obligation in respect in-store revenue, which is the sale of finished goods.

Platform services

Within platform services, the Group primarily acts as a commercial intermediary between sellers and end consumers and earns a commission for this service. Commission revenue is recognized on a net basis in the statement of operations because the Group acts as an agent in these arrangements. Revenue in relation to these obligations within Platform Services Revenue which have not been satisfied at the end of the reporting period is $1,651,000 (2017: 1,067,000, 2016: $330,000) and is expected to be recognized in under 90 days from the end of the reporting period. In 2018, $1,067,000 (2017: $330,000, 2016: $165,000) of revenue deferred in 2017 (2016, 2015) was recognized as revenue.

In other arrangements, the Group sells its own goods on the platform where the Group is the principal, and therefore related revenues are recognized on a gross basis. Revenue on the sale of these goods is recognized when the goods are received by the end consumer. For finished goods that have been ordered on the platform but not yet delivered to the end consumer at the end of the reporting period, revenue is deferred until delivery. At December 31, 2018, these deferred amounts were $2,015,000 (2017: $1,135,000, 2016: $741,000), which the Group expects to recognize within 30 days of period end. In 2018, $1,135,000 (2017: $741,000, 2016: $nil) of revenue deferred in 2017 (2016, 2015) was recognized as revenue.

Platform service revenue also includes fees charged to sellers for other activities, such as packaging, credit card processing, and other transaction processing activities.

At checkout, end consumers are charged for delivery, if applicable, in addition to the price of goods in their basket (refer to Platform fulfilment below for a discussion of delivery services). The Group is responsible for the collection of cash from end consumers with payment typically taken in advance of completing its performance obligations.

In arrangements where the Group acts as an agent, cash collections are remitted net to the sellers generally within two months of collection.

Platform fulfilment

The Group also provides delivery services for products sold on the platform, for which revenues are recognized when the products are delivered to the end consumers. Revenues for delivery services are stated net of promotional incentives and discounts. Platform fulfilment revenue also includes fees charged to sellers for the settlement of duties which are recognized concurrently with commissions.

As discussed above, the promise with respect to delivery services is satisfied only when the goods are delivered. Within Platform Fulfilment Revenue, where the delivery performance obligation has not been satisfied at the end of the reporting period, revenue of $479,000 (2017: $436,000, 2016: $407,000) has been deferred and is expected to be recognized in under 90 days from the end of the reporting period. The transaction price for this performance obligation is the delivery costs charged to the consumer as described above. In 2018 $436,000 (2017: $407,000, 2016: $153,000) of revenue deferred in 2017 (2016, 2015) was recognized as revenue.

There were no receivables from contracts with customers (2016 and 2017: none).

Further detail can be found in note 2.3 e) to the financial statements.